As filed with the Securities and Exchange Commission on June 10, 2015

File Nos. 033-12113

811-05028

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 275	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 370	☒

PIMCO Funds

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Brendan C. Fox, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 275 to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 275 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 10th day of June, 2015.

PIMCO FUNDS (Registrant)

By:
Peter G. Strelow***, President

***By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in fact

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	June 10, 2015

George E. Borst****	Trustee	June 10, 2015

E. Philip Cannon*	Trustee	June 10, 2015

Jennifer H. Dunbar****	Trustee	June 10, 2015

J. Michael Hagan*	Trustee	June 10, 2015

Gary F. Kennedy****	Trustee	June 10, 2015

Peter B. McCarthy****	Trustee	June 10, 2015

Douglas M. Hodge*	Trustee	June 10, 2015

Ronald C. Parker*	Trustee	June 10, 2015

Peter G. Strelow***	President (Principal Executive Officer)	June 10, 2015

Trent W. Walker**	Treasurer (Principal Financial and Accounting Officer)	June 10, 2015

*, **,***,**** By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

________

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 177 to Registration Statement No. 33-12113 on July 27, 2010.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 255 to Registration Statement No. 33-12113 on December 30, 2013.
***	Pursuant to power of attorney filed with Post-Effective Amendment No. 273 to Registration Statement No. 33-12113 on May 26, 2015.
****	Pursuant to powers of attorney filed with Post-Effective Amendment No. 273 to Registration Statement No. 33-12113 on May 26, 2015.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document